EXPLANATORY NOTE

On behalf of The GAMCO Global Telecommunications Fund (the “Fund”), a series of the GAMCO Global Series Funds, Inc. (the “Corporation”), and pursuant to Rule 497(e) under the Securities Act of 1933, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on November 30, 2016.